UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maureen Marsella
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Maureen Marsella, Springfield, MA, May 12, 2006

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 47
Form 13F Information Table Value Total: $537,387


List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

Accenture LTD                        COM   G1150G111  24518     815350   SH         SOLE       621900       193450
American Intl Group Inc              COM   026874107    727      11000   SH         SOLE        11000            0
Apollo Group Inc Cl A                COM   037604105  13515     257383   SH         SOLE       193708        63675
Avalonbay Cmntys Inc                 COM   053484101   1266      11600   SH         SOLE        11600            0
BearingPoint, Inc.                   COM   074002106   9868    1162250   SH         SOLE       899500       262750
Berkshire Hathaway Inc Del Cl B      COM   084670207  51478      17091   SH         SOLE        12640         4451
Boston Properties Inc                COM   101121101   1156      12400   SH         SOLE        12400            0
Cendant Corp                         COM   151313103  48517    2796360   SH         SOLE      2069510       726850
Chubb Corp                           COM   171232101  20149     211112   SH         SOLE       155650        55462
The Coca-Cola Co        	     COM   191216100  18894     451250   SH         SOLE       335500       115750
Commonwealth Bankshares Inc          COM   202736104    679      23585   SH         SOLE        23585            0
Corinthian Colleges Inc              COM   218868107  16298    1131799   SH         SOLE       836124       295675
Dell Inc                             COM   24702R101  17075     573750   SH         SOLE       423300       150450
Duckwall-Alco Stores Inc New         COM   264142100   1207      49642   SH         SOLE        49642            0
Federal Home Ln Mtg Corp             COM   313400301  22613     370710   SH         SOLE       274055        96655
FirstBank NW Corp                    COM   33762X106   1646      89502   SH         SOLE        89502            0
Gartner Inc. Cl A                    COM   366651107  19166    1373900   SH         SOLE       986900       387000
Greater Bay Bancorp                  COM   391648102   9224     332527   SH         SOLE       224677       107850
Helmerich & Payne Inc                COM   423452101    977      14000   SH         SOLE        14000            0
Home Depot Inc                       COM   437076102    931      22000   SH         SOLE        22000            0
International Speedway Corp Cl A     COM   460335201   9867     193845   SH         SOLE       140453        53392
Johnson & Johnson                    COM   478160104  17334     292700   SH         SOLE       209775        82925
KCS Energy Inc                       COM   482434206   2340      90000   SH         SOLE        90000            0
Mattel, Inc                          COM   577081102  13131     724250   SH         SOLE       532750       191500
Medco Health Solutions, Inc          COM   58405U102  21546     376539   SH         SOLE       275339       101200
Mercury General Corp New             COM   589400100  19947     363334   SH         SOLE       266759        96575
Mestek Inc                           COM   590829107   7441     591522   SH         SOLE       443900       147622
Moneygram International Inc    	     COM   60935Y109  29719     967400   SH         SOLE       723550       243850
NYMagic Inc                          COM   629484106    746      25000   SH         SOLE        25000            0
Neenah Paper Inc                     COM   640079109   1965      60000   SH         SOLE        60000            0
Newfield Expl Co                     COM   651290108   1089      26000   SH         SOLE        26000            0
Omega Flex Inc                       COM   682095104  10755     564580   SH         SOLE       419458       145122
Pan Pacific Retail Pptys Inc         COM   69806L104    993      14000   SH         SOLE        14000            0
PHH Corp                             COM   693320202   2640      98890   SH         SOLE        74150        24740
Pfizer Inc                           COM   717081103  20596     826475   SH         SOLE       619725       206750
Putnam Tax Free Health Care   SH BEN INT   746920107    206      16900   SH         SOLE        16900            0
Regency Ctrs Corp                    COM   758849103   1209      18000   SH         SOLE        18000            0
Safeco Corp                          COM   786429100   3297      65665   SH         SOLE        36665        29000
Simpson Manufacturing                COM   829073105   3464      80000   SH         SOLE        80000            0
Spirit Fin Corp                      COM   848568309   1220     100000   SH         SOLE       100000            0
Sun Communities Inc                  COM   866674104  15774     446225   SH         SOLE       335925       110300
Taubman Ctrs Inc                     COM   876664103   1250      30000   SH         SOLE        30000            0
Trizec Properties Inc                COM   89687P107    808      31400   SH         SOLE        31400            0
TJX Cos Inc New                      COM   872540109  29003    1168550   SH         SOLE       867650       300900
Ultra Petroleum Corp                 COM   903914109   1994      32000   SH         SOLE        32000            0
Washington Post Co                   COM   939640108  20781      26754   SH         SOLE        19994         6760
Weight Watchers Intl Inc New         COM   948626106  18364     357275   SH         SOLE       261400        95875